Condensed Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share capital	Share Premium	Equity Settled Employee Benefit Reserve	Option premium on convertible loan	Translation Reserve	Accumulated Deficit	Total	Non-controlling Interests	Total
Balance at beginning of period at Dec. 31, 2020	€ 2,165	€ 288,757	€ 23,825	€ 280	€ (189)	€ (257,747)	€ 57,091	€ (545)	€ 56,546
Balance at beginning of period (in shares) at Dec. 31, 2020	54,131,553
Result for the year						(12,607)	(12,607)	(11)	(12,618)
Other comprehensive income					396		396		396
Recognition of share-based payments	€ 5	382	1,248				1,635		1,635
Recognition of share-based payments (in shares)	112,657
Issue of ordinary shares	€ 23	2,629					2,652		2,652
Issue of ordinary shares (in shares)	585,398
Treasury shares transferred (in shares)	(180,126)
Shares options lapsed			(89)			89
Shares options exercised		569	(388)			388	569		569
Share options exercised (in shares)	180,126
Balance at end of period at Mar. 31, 2021	€ 2,193	292,337	24,596	280	207	(269,877)	49,736	(556)	49,180
Balance at end of period (in shares) at Mar. 31, 2021	54,829,608
Balance at beginning of period at Dec. 31, 2021	€ 2,995	398,309	28,443	1,426	430	(317,770)	113,833	(604)	113,229
Balance at beginning of period (in shares) at Dec. 31, 2021	74,865,381
Result for the year						(14,442)	(14,442)	(8)	(14,450)
Other comprehensive income					222		222		222
Recognition of share-based payments			1,183				1,183		1,183
Treasury shares transferred (in shares)	(71,283)
Shares options exercised		33	(168)			168	33		33
Share options exercised (in shares)	71,283
Balance at end of period at Mar. 31, 2022	€ 2,995	€ 398,342	€ 29,458	€ 1,426	€ 652	€ (332,044)	€ 100,829	€ (612)	€ 100,217
Balance at end of period (in shares) at Mar. 31, 2022	74,865,381